Business Combination - Tennessee Bancshares Merger (Q2) (Details) - USD ($)	May 01, 2018	Nov. 01, 2017	Aug. 31, 2015
Business Acquisition [Line Items]
Cash consideration paid		$ 15,826,000
Total consideration		85,722,000
Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents		16,810,000
Investment securities available for sale		51,638,000
Restricted investments		1,049,000
Loans		413,023,000
Premises and equipment		8,668,000
Core deposit intangible		5,530,000
Other real estate owned		410,000
Prepaid and other assets		6,360,000
Deposits		(454,154,000)
Payables and other liabilities		(6,803,000)
Total fair value of net assets acquired		47,675,000
Goodwill		$ 38,047,000	$ 42,873,689
Tennessee Bancshares [Member]
Business Acquisition [Line Items]
Shares of SMBK common stock issued to TN Bancshares shareholders as of May 1, 2018 (in shares)	1,458,981
Market price of SMBK common stock on May 1, 2018 (in dollars per share)	$ 23.85
Estimated fair value of SMBK common stock issued (in shares)	$ 34,797,000
Cash consideration paid	5,000
Total consideration	34,802,000
Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	5,723,000
Investment securities available for sale	24,563,000
Restricted investments	464,000
Loans	180,490,000
Premises and equipment	9,470,000
Core deposit intangible	2,290,000
Other real estate owned	674,000
Prepaid and other assets	2,258,000
Deposits	(202,272,000)
FHLB advances and other borrowings	(4,000,000)
Payables and other liabilities	(586,000)
Total fair value of net assets acquired	19,074,000
Goodwill	$ 15,728,000